Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Loss per share [Abstract]
Loss attributable to shareholders	$ (15,146)	$ (9,289)	$ (34,113)	$ (20,101)
Weighted average number of shares in issue (in shares)	66,534,362	62,028,736	64,296,628	60,039,492
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.15)	$ (0.53)	$ (0.33)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.15)	$ (0.53)	$ (0.33)